Energy Infrastructure Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Energy Infrastructure Assets

Note 7. Energy Infrastructure Assets

The Company’s EI assets are comprised of Build-Own-Operate-Maintain (“BOOM”) assets and contract compression assets which are leased to customers. At the inception of a lease contract, all leases are classified as either an operating lease or finance lease.

(a)
EI Assets – Operating Leases

EI assets under lease arrangements that are classified and accounted for as operating leases are stated at cost less accumulated depreciation and impairment losses. The estimated useful lives of these assets are generally between five and 30 years.

A reconciliation of the changes in the carrying amount of EI assets was as follows:

December 31,	2025	2024
Cost
Balance, January 1	$1,059	$1,142
Additions	96	59
Reclassification	(2)	-
Disposals[1]	(31)	(119)
Currency translation effects	10	(23)
Total cost	$1,132	$1,059
Accumulated depreciation
Balance, January 1	$(346)	$(278)
Depreciation charge	(108)	(111)
Impairment	(3)	(1)
Disposals[1]	20	27
Currency translation effects	(9)	17
Total accumulated depreciation	$(446)	$(346)
Net book value	$686	$713

[1] During 2025, disposals include the conversion of an EI asset, previously accounted for as an operating lease, to a finance lease as a result of a contract modification (2024: disposals include the conversion of BOOM assets to a finance lease).

Depreciation of EI assets – operating leases included in COGS for the year ended December 31, 2025, was $108 million (December 31, 2024 – $111 million).

Impairment of EI assets – operating leases included in COGS for the year ended December 31, 2025, was $3 million (December 31, 2024 – $1 million).

During the year ended December 31, 2025, the Company recognized $200 million of revenue related to operating leases in its LATAM and EH segments (December 31, 2024 – $229 million), and $153 million of revenue related to its NAM contract compression fleet (December 31, 2024 – $144 million).

(b)
EI Assets – Finance Leases Receivable

Lease arrangements for certain EI assets are considered finance leases when the risks and rewards of ownership are transferred to the lessee, which generally occurs in the following circumstances: ownership of the lease is transferred to the lessee by the end of the lease term; the lessee has the option to purchase the leased asset at a price that is sufficiently lower than the fair value at the date the option becomes exercisable for it to be reasonably certain, at the inception date, that option will be exercised; the term of the lease is for the major part of the economic life of the asset; or the present value of the lease payments amounts to substantially all of the fair value of the asset.

The majority of Enerflex’s leases, which are primarily attributable to the EH reporting segment, have an initial term ranging from five to 10 years.

A summary of the gross and present value of future lease payments to be received under the Company's finance leases is shown below:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value
December 31,	2025	2024	2025	2024
Less than one year	$60	$49	$58	$49
Between one and five years	201	188	164	145
Greater than five years	29	49	16	44
	$290	$286	$238	$238
Less: Unearned interest revenue	(57)	(53)	-	-
Add: Unguaranteed residual value	5	5	-	-
Closing balance	$238	$238	$238	$238

December 31,	2025	2024
Opening balance	$238	$204
Additions[1]	38	87
Interest revenue	19	22
Payments (principal and interest)	(57)	(73)
Other	-	(2)
Closing balance	$238	$238

[1]During 2025, additions include the conversion of an EI asset, previously accounted for as an operating lease, to a finance lease as a result of a contract modification (2024: additions include the conversion of BOOM assets to a finance lease).

The Company recognized non-cash selling profit related to the commencement of finance leases of $14 million for the year ended December 31, 2025 (December 31, 2024 – $3 million).

The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At December 31, 2025, the average interest rate was 7.6% per annum (December 31, 2024 – 7.6%). The EI assets – finance leases receivable at the end of reporting period are neither past due nor impaired.